Restrictions on Cash and Due from Bank Accounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Average reserve balances with FRB	$ 3.6	$ 10.9